Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Property and Equipment
Property and Equipment

4.            Property and Equipment

Property and equipment consists of the following:

	As of
	March 31,	December 31,
	2015	2014
	(unaudited)	(audited)
Computer equipment	$216,486	$216,486
Data center equipment	654,150	444,906
Purchased software	570,860	651,016
Furniture and fixtures	84,433	84,433
Leasehold improvements	64,353	58,024
Total property and equipment	1,590,282	1,454,865
Less: accumulated depreciation	(1,206,436)	(1,158,940)
Net property and equipment	$383,846	$295,925

Depreciation expense was approximately $47,000 and $65,000, for the three months ended March 31, 2015 and 2014, respectively.

4.            Property and Equipment

Property and equipment consists of the following:

	As of
	December 31,	December 31,
	2014	2013
Computer equipment	$216,486	$208,593
Data center equipment	444,906	405,057
Purchased software	651,016	570,860
Furniture and fixtures	84,433	59,890
Leasehold improvements	58,024	53,465
Total property and equipment	1,454,865	1,297,865
Less: accumulated depreciation	(1,158,940)	(944,445)
Net property and equipment	$295,925	$353,420

Depreciation expense was approximately $214,000 and $346,000, for the years ended 2014 and 2013, respectively.